Consolidated Statements of Changes in Equity (Unaudited) - CAD ($) $ in Thousands	Total	Share Capital	Contributed Surplus	Warrants	Foreign Currency Translation Reserve	Deficit	Total Equity (Deficiency) Attributable to Owners of the Parent	Non-controlling Interests
Beginning balance at Dec. 31, 2021	$ 33,881	$ 979,849	$ 44,109	$ 95,856	$ (3,010)	$ (1,074,167)	$ 42,637	$ (8,756)
Net loss	(17,389)					(17,221)	(17,221)	(168)
Foreign currency translation reserve	4				4		4
Share-based payments expense	1,156		1,156				1,156
Ending balance at Jun. 30, 2022	17,652	979,849	45,265	95,856	(3,006)	(1,091,388)	26,576	(8,924)
Beginning balance at Dec. 31, 2022	36,208	979,849	45,973	95,856	(3,169)	(1,082,301)	36,208	0
Net loss	(16,573)					(16,573)	(16,573)
Foreign currency translation reserve	(3)				(3)		(3)
Issuance of shares (note 9a)	1,313	1,313					1,313
Share-based payments expense	530		530				530
Ending balance at Jun. 30, 2023	$ 21,475	$ 981,162	$ 46,503	$ 95,856	$ (3,172)	$ (1,098,874)	$ 21,475	$ 0